Remuneration of Auditors - Summary of Services from Auditors and its Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 14	€ 14	€ 14
Audit-related assurance services	0	0	0
Other taxation advisory services	0	0	0
Services relating to corporate finance transactions	0	0	0
Other assurance services	5
Parent [Member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	4	4	5
Subsidiaries [Member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 10	€ 10	€ 9